Hartford Small Cap Growth HLS Fund
Schedule of Investments
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 2.9%
110,732	Fox Factory Holding Corp.*	$ 16,005,203
140,567	Patrick Industries, Inc.	11,709,231
104,748	Thor Industries, Inc.	12,858,865
		40,573,299
	Banks - 2.8%
690,448	MGIC Investment Corp.	10,329,102
184,862	Synovus Financial Corp.	8,113,594
118,516	Triumph Bancorp, Inc.*	11,867,007
74,249	Western Alliance Bancorp	8,079,776
		38,389,479
	Capital Goods - 9.3%
100,670	Altra Industrial Motion Corp.	5,572,085
111,237	Applied Industrial Technologies, Inc.	10,025,791
70,633	Armstrong World Industries, Inc.	6,743,333
88,901	Boise Cascade Co.	4,798,876
191,227	Builders FirstSource, Inc.*	9,894,085
51,235	Chart Industries, Inc.*	9,791,521
63,955	Curtiss-Wright Corp.	8,069,842
65,312	EnerSys	4,861,825
261,485	Hydrofarm Holdings Group, Inc.*	9,897,207
109,666	ITT, Inc.	9,413,729
105,471	John Bean Technologies Corp.	14,823,949
150,336	SPX Corp.*	8,035,459
120,650	SPX FLOW, Inc.	8,819,515
574,524	WillScot Mobile Mini Holdings Corp.*	18,223,901
		128,971,118
	Commercial & Professional Services - 6.2%
156,513	ASGN, Inc.*	17,707,881
49,588	CACI International, Inc. Class A*	12,997,015
56,129	Clean Harbors, Inc.*	5,830,119
97,761	Exponent, Inc.	11,061,657
118,567	Insperity, Inc.	13,130,110
57,534	Science Applications International Corp.	4,922,609
93,631	Tetra Tech, Inc.	13,982,853
149,512	Viad Corp.*	6,789,340
		86,421,584
	Consumer Durables & Apparel - 3.5%
26,544	Deckers Outdoor Corp.*	9,561,149
95,557	PVH Corp.*	9,822,304
64,348	TopBuild Corp.*	13,179,114
175,062	Traeger, Inc.*	3,664,048
334,874	Under Armour, Inc. Class C*	5,866,992
73,321	YETI Holdings, Inc.*	6,282,876
		48,376,483
	Consumer Services - 6.6%
239,784	BJ's Restaurants, Inc.*	10,013,380
54,406	Churchill Downs, Inc.	13,061,792
507,531	GAN Ltd.*(1)	7,546,986
411,701	Mister Car Wash, Inc.*	7,513,543
129,745	Penn National Gaming, Inc.*	9,401,323
155,906	Texas Roadhouse, Inc.	14,238,895
107,935	Wingstop, Inc.	17,693,784
198,592	Zurn Water Solutios Corp.	12,767,480
		92,237,183
	Diversified Financials - 1.5%
186,171	OneMain Holdings, Inc.	10,300,842
153,271	Stifel Financial Corp.	10,416,297
		20,717,139
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Food & Staples Retailing - 1.1%
335,391	Performance Food Group Co.*	$ 15,582,266
	Food, Beverage & Tobacco - 3.0%
75,497	Celsius Holdings, Inc.*	6,801,525
78,863	Freshpet, Inc.*	11,252,961
53,132	Lancaster Colony Corp.	8,969,213
230,989	Simply Good Foods Co.*	7,966,811
467,974	Sovos Brands, Inc.*(1)	6,528,237
		41,518,747
	Health Care Equipment & Services - 11.0%
28,077	Amedisys, Inc.*	4,186,281
104,664	AtriCure, Inc.*	7,279,381
145,330	Cardiovascular Systems, Inc.*	4,771,184
275,045	Covetrus, Inc.*	4,989,316
90,715	Glaukos Corp.*	4,369,742
147,347	Globus Medical, Inc. Class A*	11,289,727
192,465	Health Catalyst, Inc.*	9,625,175
118,613	Integer Holdings Corp.*	10,596,885
172,963	Integra LifeSciences Holdings Corp.*	11,844,506
72,430	LHC Group, Inc.*	11,364,991
48,810	ModivCare, Inc.*	8,864,872
68,496	Nevro Corp.*	7,971,565
136,503	Omnicell, Inc.*	20,261,140
248,642	Owens & Minor, Inc.	7,780,008
756,526	R1 RCM, Inc.*	16,651,137
90,059	Tandem Diabetes Care, Inc.*	10,751,244
		152,597,154
	Household & Personal Products - 0.4%
230,790	Beauty Health Co.*	5,993,616
	Insurance - 0.8%
161,827	James River Group Holdings Ltd.	6,105,733
85,692	Kemper Corp.	5,723,368
		11,829,101
	Materials - 2.1%
395,536	Axalta Coating Systems Ltd.*	11,545,696
82,382	Ingevity Corp.*	5,879,603
144,749	Louisiana-Pacific Corp.	8,883,246
86,857	Ranpak Holdings Corp.*	2,329,505
		28,638,050
	Media & Entertainment - 1.1%
174,398	Cardlytics, Inc.*	14,638,968
	Pharmaceuticals, Biotechnology & Life Sciences - 15.3%
325,745	Aclaris Therapeutics, Inc.*	5,863,410
147,464	Akero Therapeutics, Inc.*	3,295,820
76,397	Allakos, Inc.*	8,088,150
103,404	ALX Oncology Holdings, Inc.*	7,637,420
140,793	Apellis Pharmaceuticals, Inc.*	4,640,537
79,818	Arena Pharmaceuticals, Inc.*	4,753,162
43,269	Arrowhead Pharmaceuticals, Inc.*	2,701,284
81,407	Arvinas, Inc.*	6,690,027
86,081	BioAtla, Inc.*	2,534,225
27,461	Biohaven Pharmaceutical Holding Co., Ltd.*	3,814,608
101,399	Blueprint Medicines Corp.*	10,424,831
157,593	Celldex Therapeutics, Inc.*	8,508,446
175,862	Cytokinetics, Inc.*	6,285,308
197,800	Dyne Therapeutics, Inc.*(1)	3,212,272
47,738	Fate Therapeutics, Inc.*	2,829,431
385,915	Heron Therapeutics, Inc.*	4,125,431
799,390	ImmunoGen, Inc.*	4,532,541
60,183	Intellia Therapeutics, Inc.*	8,073,550

1

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 15.3% - (continued)
167,513	KalVista Pharmaceuticals, Inc.*	$ 2,923,102
51,380	Karuna Therapeutics, Inc.*	6,285,316
68,715	Kodiak Sciences, Inc.*	6,595,266
119,671	Kymera Therapeutics, Inc.*	7,029,475
56,641	Madrigal Pharmaceuticals, Inc.*	4,519,385
398,526	Mersana Therapeutics, Inc.*	3,758,100
32,730	Mirati Therapeutics, Inc.*	5,790,264
146,196	NanoString Technologies, Inc.*	7,018,870
226,039	NeoGenomics, Inc.*	10,904,121
172,867	PTC Therapeutics, Inc.*	6,432,381
164,002	RAPT Therapeutics, Inc.*	5,092,262
51,970	Reata Pharmaceuticals, Inc. Class A*	5,228,702
218,814	Revance Therapeutics, Inc.*	6,096,158
137,065	Revolution Medicines, Inc.*	3,770,658
122,737	Scholar Rock Holding Corp.*	4,052,776
254,365	Syndax Pharmaceuticals, Inc.*	4,860,915
221,828	TCR2 Therapeutics, Inc.*	1,887,756
203,026	TG Therapeutics, Inc.*	6,756,705
79,780	Turning Point Therapeutics, Inc.*	5,299,785
114,215	Veracyte, Inc.*	5,305,287
169,127	Y-mAbs Therapeutics, Inc.*	4,826,885
		212,444,622
	Real Estate - 4.2%
382,790	Essential Properties Realty Trust, Inc. REIT	10,687,497
526,077	Independence Realty Trust, Inc. REIT	10,705,667
74,025	PS Business Parks, Inc. REIT	11,602,679
103,409	Redfin Corp.*	5,180,791
177,015	Rexford Industrial Realty, Inc. REIT	10,045,601
125,633	Ryman Hospitality Properties, Inc. REIT*	10,515,482
		58,737,717
	Retailing - 2.7%
39,013	Floor & Decor Holdings, Inc. Class A*	4,712,380
206,649	Foot Locker, Inc.	9,435,594
181,176	Ollie's Bargain Outlet Holdings, Inc.*	10,921,289
108,747	Shutterstock, Inc.	12,323,210
		37,392,473
	Semiconductors & Semiconductor Equipment - 4.8%
177,422	Axcelis Technologies, Inc.*	8,344,156
111,860	Cirrus Logic, Inc.*	9,211,671
276,403	Lattice Semiconductor Corp.*	17,869,454
159,028	Power Integrations, Inc.	15,742,182
84,316	Synaptics, Inc.*	15,154,115
		66,321,578
	Software & Services - 17.7%
127,278	Alarm.com Holdings, Inc.*	9,951,867
108,705	Blackbaud, Inc.*	7,647,397
95,028	Concentrix Corp.*	16,819,956
219,418	Digital Turbine, Inc.*	15,084,987
50,079	Everbridge, Inc.*	7,563,932
137,855	ExlService Holdings, Inc.*	16,972,708
124,801	j2 Global, Inc.*	17,050,313
418,933	Kaltura, Inc.*	4,310,821
137,934	LiveRamp Holdings, Inc.*	6,514,623
70,639	Manhattan Associates, Inc.*	10,809,886
220,795	Medallia, Inc.*	7,478,327
146,598	Mimecast Ltd.*	9,323,633
246,556	Momentive Global, Inc.*	4,832,498
165,879	Perficient, Inc.*	19,192,200
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Software & Services - 17.7% - (continued)
96,581	Q2 Holdings, Inc.*		$ 7,740,001
142,011	Rapid7, Inc.*		16,050,083
430,085	Repay Holdings Corp.*		9,904,858
180,070	Sprinklr, Inc.*(1)		3,151,225
117,356	Sprout Social, Inc. Class A*		14,311,564
286,290	Telos Corp.*		8,136,362
223,304	Varonis Systems, Inc.*		13,588,048
821,665	Verra Mobility Corp.*		12,382,491
55,092	Workiva, Inc.*		7,765,768
			246,583,548
	Technology Hardware & Equipment - 2.2%
206,294	II-VI, Inc.*		12,245,612
108,150	Insight Enterprises, Inc.*		9,742,152
107,037	Lumentum Holdings, Inc.*		8,941,871
			30,929,635
	Telecommunication Services - 0.3%
46,997	Bandwidth, Inc. Class A*		4,242,889
	Total Common Stocks (cost $974,027,834)		$ 1,383,136,649
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.1%
$ 1,499,241	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2021 at 0.020%, due on 10/01/2021 with a maturity value of $1,499,242; collateralized by U.S. Treasury Bond at 1.875%, maturing 02/15/2041, with a market value of $1,529,288		$ 1,499,241
	Securities Lending Collateral - 0.3%
325,598	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		325,598
4,316,691	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		4,316,691
235,758	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		235,758
			4,878,047
	Total Short-Term Investments (cost $6,377,288)		$ 6,377,288
	Total Investments (cost $980,405,122)	99.9%	$ 1,389,513,937
	Other Assets and Liabilities	0.1%	1,140,400
	Total Net Assets	100.0%	$ 1,390,654,337
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2021  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 40,573,299	$ 40,573,299	$ —	$ —
Banks	38,389,479	38,389,479	—	—
Capital Goods	128,971,118	128,971,118	—	—
Commercial & Professional Services	86,421,584	86,421,584	—	—
Consumer Durables & Apparel	48,376,483	48,376,483	—	—
Consumer Services	92,237,183	92,237,183	—	—
Diversified Financials	20,717,139	20,717,139	—	—
Food & Staples Retailing	15,582,266	15,582,266	—	—
Food, Beverage & Tobacco	41,518,747	41,518,747	—	—
Health Care Equipment & Services	152,597,154	152,597,154	—	—
Household & Personal Products	5,993,616	5,993,616	—	—
Insurance	11,829,101	11,829,101	—	—
Materials	28,638,050	28,638,050	—	—
Media & Entertainment	14,638,968	14,638,968	—	—
Pharmaceuticals, Biotechnology & Life Sciences	212,444,622	212,444,622	—	—
Real Estate	58,737,717	58,737,717	—	—
Retailing	37,392,473	37,392,473	—	—
Semiconductors & Semiconductor Equipment	66,321,578	66,321,578	—	—
Software & Services	246,583,548	246,583,548	—	—
Technology Hardware & Equipment	30,929,635	30,929,635	—	—
Telecommunication Services	4,242,889	4,242,889	—	—
Short-Term Investments	6,377,288	4,878,047	1,499,241	—
Total	$ 1,389,513,937	$ 1,388,014,696	$ 1,499,241	$ —

(1)	For the period ended September 30, 2021, there were no transfers in and out of Level 3.
3

Hartford HLS Series Fund II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust
4

Hartford HLS Series Fund II, Inc. (the "Company")
 Notes to the Schedules of Investments
 September 30, 2021  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share ("NAV") of each class of Hartford Small Cap Growth HLS Fund (the "Fund"), portfolio securities and other assets held in the Fund's portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the "Board of Directors") (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
5

Hartford HLS Series Fund II, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 September 30, 2021  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund’s Schedule of Investments.
For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.
6